CECL (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance		SFr (0)		SFr (0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance		(0)		(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance		(0)		(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance	SFr 4,069	4,186		4,186
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	30	30		30
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,102	4,216	SFr 4,488	4,216	SFr 55
Other financial assets, Current-period provision for expected credit losses	2	(148)	56	(146)	4,490
Other financial assets, Gross write-offs	(1)	(3)	(4)	(4)	(4)
Other financial assets, Recovery	0	0	0	0	0
Other financial assets, Net write-offs	(1)	(3)	(4)	(4)	(4)
Other financial assets, Foreign currency translation impact and other adjustments, net	148	37	(70)	185	(71)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	5			5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,215	4,069		4,215
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	31	30		31
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,251	4,102	4,470	4,251	4,470
Other financial assets, individually evaluated	4,232	4,084	4,450	4,232	4,450
Other financial assets, collectively evaluated	19	18	20	19	20
Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses	0	(155)	70	(155)	4,500
Bank
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance		(0)		(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance		(0)		(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance		(0)		(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance		4,186		4,186
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance		28		28
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance		SFr 4,214		4,214	48
Other financial assets, Current-period provision for expected credit losses				(147)	4,494
Other financial assets, Gross write-offs				(4)	(4)
Other financial assets, Recovery				0	0
Other financial assets, Net write-offs				(4)	(4)
Other financial assets, Foreign currency translation impact and other adjustments, net				186	(70)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	5			5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,215			4,215
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	29			29
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,249		4,468	4,249	4,468
Other financial assets, individually evaluated	4,230		4,448	4,230	4,448
Other financial assets, collectively evaluated	SFr 19		SFr 20	19	20
Bank | Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses				SFr (155)	SFr 4,500